Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Dividends
Schedule of dividends declared and paid during the year

	2025			2024			2023
	Paid/payable	Dividend per share (pence)	Total dividend (£m)	Paid/payable	Dividend per share (pence)	Total dividend (£m)	Paid/payable	Dividend per share (£m)	Total dividend (£m)
2025 interim dividend	18 Sep 2025	2.2	197	–	–	–	–	–	–
2024 final dividend	5 June 2025	4.6	415	–	–	–	–	–	–
2024 interim dividend	–	–	–	19 Sep 2024	2.0	182	–	–	–
2023 final dividend	–	–	–	16 May 2024	4.2	388	–	–	–
2023 interim dividend	–	–	–	–	–	–	5 Oct 2023	1.8	166
2022 final dividend	–	–	–	–	–	–	27 Apr 2023	2.4	222